Trade receivables	12 Months Ended
Dec. 31, 2017
Trade receivables [Abstract]
Trade receivables
7	Trade receivables

Trade receivables at December 31, 2017 and 2016, are summarized as follows:

	2017	2016
Maritime
Parcel tankers	$44,024	$42,069
Shipyards	30,015	23,781
Offshore vessels	28,716	496,579
Tugboats	12,401	25,440
Bulk Carrier	10,698	-
Tankers	-	84,313
Others	25	26

Ports and terminals
Shipping agencies	48,648	78,602
Port services	6,717	13,654
Commercial leases	434	599

Logistics, warehousing and other businesses
Warehousing	55,848	37,415
Repair of containers	40,730	27,471
Automotive services	689	891
Other businesses	2	882
Total trade receivables	278,947	831,722
Allowance for doubtful accounts	(28,310)	(35,353)
	$250,637	$796,369

The Company, through its subsidiaries TMM DM and Transportacion Maritima Mexicana, S.A. de C.V., signed an adhesion agreement to the productive chain program of Nacional Financiera, S.N.C. (Nafin), by implementing lines of factoring as a source of financing to reduce the liquidity risk and minimize the effect of the policies of extending the payment periods of the main customer of the Company.

Transactions were carried out in 2017 with Greensill Capital Ltd (‘Greensill’), and Grupo Financiero Ve por Mas, S. A. I.B.M. Grupo Financiero Ve por Mas (Ve por Mas) through the Nafin portal in a total amount of $279.8 million, at an average Libor rate + 2.90 for Ve por Mas with a 10% discount on the total of the documents to be discounted and Libor + 2.95 with Greensill without discount.

During 2016 transactions were carried out with Greensill, Ve por Más, Financiera Bajio, S.A. de C.V. SOFOM, E.R., Banca Mifel, S.A. I.B.M. and Grupo Financiero Mifel, through the portal of Nafin amounting to a total of $397.2 million, at an average Libor rate 3m + 2.90 for Mexican institutions and Libor 3m + 3.95 for Greensill.